REDEEMABLE PREFERRED STOCK RIGHTS	12 Months Ended
Dec. 31, 2021
New Dragonfly
REDEEMABLE PREFERRED STOCK RIGHTS

NOTE 9 — REDEEMABLE PREFERRED STOCK RIGHTS

Dividends

The Company shall not declare, pay, or set aside any dividends on shares of any other class or series of capital stock of the Company (other than dividends on shares of Common Stock payable in shares of Common Stock) unless the holders of Series A Preferred Stock then outstanding shall first receive, or simultaneously receive, a dividend on each outstanding share of Series A preferred stock in an amount as set forth in the amended and restated certificate of incorporation. No dividends have been declared to date.

Voting Rights

The holders of Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder is entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote.

The holders of record of the shares of Series A Preferred Stock, exclusively and as a separate class, shall be entitled to elect one director of the Corporation (the “Series A Director”). The Series A Director shall be given two votes on any action requiring the vote or approval of the Board of Directors.

NOTE 9 — REDEEMABLE PREFERRED STOCK RIGHTS (continued)

The holders of record of the shares of Common Stock, exclusively and as a separate class, shall be entitled to elect two directors of the Corporation, the “Common Stock Director A” and the “Common Stock Director B”). The Common Stock Director A shall be given three votes on any action requiring the vote or approval of the Board of Directors and the Common Stock Director B shall be given one vote on any action requiring the vote or approval of the Board of Directors. Any director elected as provided above may be removed without caused by, and only by, the affirmative vote of the holders of the shares of the class or series of capital stock entitled to elect such director or directors, given either at a special meeting of such stockholders duly called for that purpose or pursuant to a written consent of stockholders.

Liquidation, Dissolution or Winding Up; Certain Mergers, Consolidations and Assets Sales

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Corporation or deemed liquidation event, as defined, the holders of shares of Series A Preferred Stock then outstanding (the “Series A shareholders”) shall be entitled to be paid out of the assets of the Corporation available for distribution to its stockholders prior to payment to common shareholders, an amount per share equal to the greater of (i) the Series A Original Issue Price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of Series A preferred Stock been converted into Common Stock immediately prior to such liquidation event. If upon the occurrence of such liquidation event, if the assets of the Corporation available for distribution to its stockholders are insufficient to pay the Series A shareholders the full amount to which they shall be entitled, the Series A shareholders will be entitled to a pro rata distribution of assets in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. Upon the occurrence of such liquidation event, and after the payment of all preferential amounts required to be paid to the Series A holders, the remaining assets of the Corporation available for distribution to its stockholders shall be distributed among the holders of shares of Common Stock, pro rata based on the number of shares held by each such holder.

Redemption

The preferred shares are subject to mandatory redemption based on the occurrence of certain “deemed liquidation events” as defined which include a merger or consolidation or the sale, exchange, lease, transfer, exclusive license, or other disposition by the Company of all or substantially all of the Company’s assets. If the Company does not affect a dissolution of the Corporation under Nevada Law within ninety days after a deemed liquidation event, then the Company is required to send written notice to each holder of Series A Preferred Stock no later than the ninetieth day after the deemed liquidation event advising such holders of their right to require the redemption of such shares of Preferred Stock. Dissolution of the Corporation under Nevada Law with ninety days after a deemed liquidation event is not within the control of the Company. As such the Preferred Stock is precluded from permanent equity classification and has been presented as mezzanine equity.

Conversion rights

Each share of Series A Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the Series A Original Issue Price by the Series A Conversion Price of $0.20. Such initial conversion price may be converted into common stock, subject to certain adjustments.

NOTE 9 — REDEEMABLE PREFERRED STOCK RIGHTS (continued)

Mandatory conversion

Upon either (a) the closing of the sale of shares of Common Stock at a price of at least $1 per share, in a firm- commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $25,000 of gross proceeds to the Corporation or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of more than 50% of the then outstanding shares of Series A Preferred Stock, then (i) all outstanding shares of Series A Preferred Stock shall automatically be converted into shares of Common Stock, at the then effective conversion rate and (ii) such shares may not be reissued by the Corporation.